Jefferson National LIFE INSURANCE COMPANY
9920 Corporate Campus Drive, Suite 1000
Louisville, KY 40223

(502) 587-7626

                      CERTIFICATION PURSUANT TO RULE 497(j)
                  UNDER THE SECURITIES ACT OF 1933, AS AMENDED
                         FILE NOS. 333-74092; 811-08288

We hereby certify that the prospectus and statement of additional
Information that would have been required to be filed under Rule 497(c) would not have differed from that contained in post-effective amendment No. 16 to the Registration Statement for Jefferson National Life Annuity Account E (File No. 333-74092) electronically filed on April 22, 2005, the most recent amendment to the Registration Statement.

                       JEFFERSON NATIONAL LIFE ANNUITY ACCOOUNT E
                       BY: JEFFERSON NATIONAL LIFE INSURANCE COMPANY


Dated: May 3, 2005                       By:/s/ Craig A. Hawley
                                         --------------------------
                                              Craig A. Hawley